Income Tax (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.20%
True-ups	(0.10%)	0.00%
Meals and entertainment	0.10%	0.10%
Business combination expenses	180.80%	0.00%
Income tax provision	201.80%	21.30%